Eaton Vance
Income Fund of Boston
January 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 0.9%
Security	Shares	Value
Energy — 0.4%
Ascent CNR Corp., Class A(1)(2)(3)	320,298	$ 10,781,230
Energy Transfer LP	275,000	5,073,751
		$ 15,854,981
Environmental — 0.4%
GFL Environmental, Inc.	425,300	$ 18,266,635
		$ 18,266,635
Healthcare — 0.0%†
Keenova Therapeutics PLC(2)	2,829	$ 272,433
Medline, Inc., Class A(2)	16,105	711,841
		$ 984,274
Leisure — 0.0%
iFIT Health and Fitness, Inc.(1)(2)(3)	128,520	$ 0
		$ 0
Other — 0.0%†
Par Health, Inc.(2)	2,829	$ 25,109
		$ 25,109
Paper — 0.1%
Enviva LLC(2)(3)	294,626	$ 4,474,632
		$ 4,474,632
Total Common Stocks (identified cost $20,269,276)		$ 39,605,631

Convertible Bonds — 0.2%
Security	Principal Amount (000's omitted)	Value
Homebuilders & Real Estate — 0.2%
Pebblebrook Hotel Trust, 1.75%, 12/15/26	$6,605	$ 6,434,465
Total Convertible Bonds (identified cost $6,379,330)		$ 6,434,465

Corporate Bonds — 85.2%
Security	Principal Amount* (000's omitted)	Value
Aerospace — 3.1%
Amentum Holdings, Inc., 7.25%, 8/1/32(4)	$8,843	$ 9,324,218
Axon Enterprise, Inc.:
6.125%, 3/15/30(4)	4,200	4,327,886
6.25%, 3/15/33(4)	3,199	3,316,579
Bombardier, Inc.:
7.00%, 6/1/32(4)	5,765	6,058,832
7.25%, 7/1/31(4)	6,945	7,381,938
8.75%, 11/15/30(4)	4,930	5,289,481
BWX Technologies, Inc.:
4.125%, 6/30/28(4)	4,747	4,680,471
4.125%, 4/15/29(4)	3,869	3,792,419
CACI International, Inc., 6.375%, 6/15/33(4)	9,060	9,411,410
Moog, Inc., 4.25%, 12/15/27(4)	8,036	7,998,731
Science Applications International Corp.:
4.875%, 4/1/28(4)	10,974	10,952,645
5.875%, 11/1/33(4)	9,035	9,111,960
TransDigm, Inc.:
4.625%, 1/15/29	9,255	9,203,916
6.25%, 1/31/34(4)	2,812	2,907,451
6.375%, 3/1/29(4)	4,880	5,024,326
6.625%, 3/1/32(4)	7,800	8,074,739
6.75%, 8/15/28(4)	12,480	12,705,626
6.75%, 1/31/34(4)	12,415	12,855,931
		$ 132,418,559
Air Transportation — 0.7%
Stonepeak Nile Parent LLC, 7.25%, 3/15/32(4)	$9,015	$ 9,528,260
United Airlines Holdings, Inc., 5.375%, 3/1/31(5)	3,525	3,564,413
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(4)	16,079	15,268,971
		$ 28,361,644
Automotive & Auto Parts — 1.9%
Belron U.K. Finance PLC, 5.75%, 10/15/29(4)	$18,168	$ 18,523,571
Champions Financing, Inc., 8.75%, 2/15/29(4)	5,349	5,192,809
Clarios Global LP/Clarios U.S. Finance Co.:
6.75%, 2/15/30(4)	6,437	6,737,389
6.75%, 9/15/32(4)	11,647	12,062,390
Ford Motor Co., 4.75%, 1/15/43	12,613	10,124,408
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(4)	16,569	8,186,163
Wand NewCo 3, Inc., 7.625%, 1/30/32(4)	19,936	20,972,632
		$ 81,799,362

Eaton Vance
Income Fund of Boston
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Broadcasting — 0.8%
Discovery Communications LLC:
3.625%, 5/15/30	$3,161	$ 2,924,115
4.125%, 5/15/29	1,975	1,920,174
Sinclair Television Group, Inc., 8.125%, 2/15/33(4)	10,628	10,999,608
Univision Communications, Inc.:
8.50%, 7/31/31(4)	3,570	3,725,124
9.375%, 8/1/32(4)	8,419	9,068,324
Warnermedia Holdings, Inc.:
4.054%, 3/15/29	1,580	1,533,580
5.05%, 3/15/42	5,864	4,134,120
		$ 34,305,045
Building Materials — 4.0%
AmeriTex HoldCo Intermediate LLC, 7.625%, 8/15/33(4)	$7,509	$ 7,901,458
Builders FirstSource, Inc.:
4.25%, 2/1/32(4)	19,242	18,355,864
5.00%, 3/1/30(4)	5,962	5,943,694
CP Atlas Buyer, Inc., 9.75%, 7/15/30(4)	10,634	11,069,452
JH North America Holdings, Inc.:
5.875%, 1/31/31(4)	5,911	6,015,506
6.125%, 7/31/32(4)	7,550	7,698,267
Masterbrand, Inc., 7.00%, 7/15/32(4)	16,456	17,078,712
Park River Holdings, Inc.:
8.00%, 3/15/31(4)	8,311	8,570,228
8.75%, 12/31/30(4)	2,248	2,244,066
Quikrete Holdings, Inc.:
6.375%, 3/1/32(4)	15,704	16,294,653
6.75%, 3/1/33(4)	17,330	18,013,201
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(4)	19,100	19,171,873
Standard Building Solutions, Inc., 6.50%, 8/15/32(4)	5,141	5,304,545
Standard Industries, Inc.:
3.375%, 1/15/31(4)	11,095	10,246,285
4.375%, 7/15/30(4)	15,422	14,885,031
4.75%, 1/15/28(4)	3,915	3,896,744
		$ 172,689,579
Cable & Satellite TV — 1.9%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25%, 2/1/31(4)	$8,063	$ 7,388,611
4.25%, 1/15/34(4)	16,096	13,611,994
4.50%, 8/15/30(4)	14,201	13,357,402
4.75%, 3/1/30(4)	10,225	9,774,446
Security	Principal Amount* (000's omitted)	Value
Cable & Satellite TV (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital:
3.70%, 4/1/51	$3,485	$ 2,230,719
3.90%, 6/1/52	6,615	4,324,338
CSC Holdings LLC:
3.375%, 2/15/31(4)	8,749	5,222,910
4.125%, 12/1/30(4)	5,223	3,171,740
11.75%, 1/31/29(4)	6,909	5,042,127
DISH Network Corp., 11.75%, 11/15/27(4)	8,285	8,578,852
Versant Media Group, Inc., 7.25%, 1/30/31(4)	8,513	8,729,695
		$ 81,432,834
Capital Goods — 2.9%
Arcosa, Inc., 6.875%, 8/15/32(4)	$8,028	$ 8,476,781
Calderys Financing II LLC, 11.75%, (11.75% cash or 12.50% PIK), 6/1/28(4)(6)	10,733	11,153,308
Calderys Financing LLC, 11.25%, 6/1/28(4)	17,134	17,873,521
EMRLD Borrower LP/Emerald Co-Issuer, Inc., 6.625%, 12/15/30(4)	16,235	16,824,769
JB Poindexter & Co., Inc., 8.75%, 12/15/31(4)	12,324	12,817,699
Madison IAQ LLC, 5.875%, 6/30/29(4)	8,829	8,823,584
New Flyer Holdings, Inc., 9.25%, 7/1/30(4)	10,372	11,181,760
Patrick Industries, Inc.:
4.75%, 5/1/29(4)	7,473	7,401,986
6.375%, 11/1/32(4)	8,325	8,526,190
VoltaGrid LLC, 7.375%, 11/1/30(4)	21,023	21,304,211
		$ 124,383,809
Chemicals — 2.9%
Avient Corp.:
6.25%, 11/1/31(4)	$7,532	$ 7,748,790
7.125%, 8/1/30(4)	14,699	15,173,704
Celanese U.S. Holdings LLC:
7.20%, 11/15/33	25,219	26,695,119
7.375%, 2/15/34	3,649	3,715,547
Compass Minerals International, Inc.:
6.75%, 12/1/27(4)	1,533	1,534,548
8.00%, 7/1/30(4)	11,390	12,087,475
INEOS Finance PLC, 7.50%, 4/15/29(4)	2,950	2,473,292
Olympus Water U.S. Holding Corp., 7.25%, 2/15/33(4)	31,073	30,970,100
Valvoline, Inc., 3.625%, 6/15/31(4)	19,423	17,852,742
WR Grace Holdings LLC, 7.375%, 3/1/31(4)	6,587	6,729,523
		$ 124,980,840

Eaton Vance
Income Fund of Boston
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Consumer Products — 0.6%
Acushnet Co., 5.625%, 12/1/33(4)	$6,460	$ 6,536,874
Somnigroup International, Inc.:
3.875%, 10/15/31(4)	18,110	16,914,164
4.00%, 4/15/29(4)	2,274	2,207,691
		$ 25,658,729
Containers — 1.5%
Ardagh Group SA, 9.50%, 12/1/30(4)	$11,530	$ 12,467,101
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
4.00%, 9/1/29(4)	11,447	10,879,834
6.25%, 1/30/31(4)	2,915	2,997,410
Clydesdale Acquisition Holdings, Inc.:
6.75%, 4/15/32(4)	13,253	13,365,576
8.75%, 4/15/30(4)	16,270	16,295,320
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, 5/15/30(4)	10,337	9,985,300
		$ 65,990,541
Diversified Financial Services — 4.7%
Ally Financial, Inc., Series B, 4.70% to 5/15/26(7)(8)	$17,144	$ 17,048,853
Azorra Finance Ltd., 7.25%, 1/15/31(4)	10,002	10,482,532
Block, Inc.:
5.625%, 8/15/30(4)	9,562	9,737,444
6.00%, 8/15/33(4)	10,705	10,940,059
CI Financial Corp., 4.10%, 6/15/51	11,300	7,842,021
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(4)	12,435	11,601,663
Diebold Nixdorf, Inc., 7.75%, 3/31/30(4)	14,672	15,575,414
Focus Financial Partners LLC, 6.75%, 9/15/31(4)	6,994	7,164,828
Hightower Holding LLC, 9.125%, 1/31/30(4)	14,044	14,894,125
Phoenix Aviation Capital Ltd., 9.25%, 7/15/30(4)	18,803	19,720,679
Rocket Cos., Inc.:
6.125%, 8/1/30(4)	9,498	9,729,789
6.375%, 8/1/33(4)	14,257	14,808,903
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.:
3.625%, 3/1/29(4)	14,976	14,473,444
4.00%, 10/15/33(4)	1,550	1,424,154
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, 8/15/32(4)	8,312	8,484,449
Stonebriar ABF Issuer LLC, 8.125%, 12/15/30(4)	10,235	10,638,617
United Wholesale Mortgage LLC, 5.50%, 4/15/29(4)	3,715	3,672,480
UWM Holdings LLC:
6.25%, 3/15/31(4)	11,211	11,147,181
Security	Principal Amount* (000's omitted)	Value
Diversified Financial Services (continued)
UWM Holdings LLC: (continued)
6.625%, 2/1/30(4)	$1,850	$ 1,867,166
		$ 201,253,801
Diversified Media — 1.8%
Arches Buyer, Inc., 6.125%, 12/1/28(4)	$14,719	$ 14,403,482
Cars.com, Inc., 6.375%, 11/1/28(4)	11,211	11,223,840
Clear Channel Outdoor Holdings, Inc.:
7.125%, 2/15/31(4)	5,868	6,123,012
7.50%, 3/15/33(4)	2,309	2,454,933
7.75%, 4/15/28(4)	6,603	6,608,863
7.875%, 4/1/30(4)	2,606	2,745,309
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/31(4)	10,746	11,323,877
Snap, Inc., 6.875%, 3/1/33(4)	15,119	15,525,399
Stagwell Global LLC, 5.625%, 8/15/29(4)	8,216	7,972,630
		$ 78,381,345
Energy — 7.3%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/1/29(4)	$11,062	$ 11,645,697
Archrock Services LP/Archrock Partners Finance Corp., 6.00%, 2/1/34(4)	4,005	4,003,861
Crescent Energy Finance LLC:
7.875%, 4/15/32(4)	2,596	2,584,431
9.75%, 10/15/30(4)	3,414	3,633,307
DBR Land Holdings LLC, 6.25%, 12/1/30(4)	9,025	9,250,625
Energy Transfer LP, 5.00%, 5/15/50	10,057	8,504,610
Global Partners LP/GLP Finance Corp.:
6.875%, 1/15/29	4,398	4,473,734
7.125%, 7/1/33(4)	5,854	6,000,391
8.25%, 1/15/32(4)	10,856	11,449,356
Kinetik Holdings LP, 5.875%, 6/15/30(4)	14,097	14,274,016
Kodiak Gas Services LLC:
6.50%, 10/1/33(4)	7,482	7,667,202
6.75%, 10/1/35(4)	3,118	3,223,719
Matador Resources Co., 6.50%, 4/15/32(4)	10,597	10,796,838
NGL Energy Operating LLC/NGL Energy Finance Corp.:
8.125%, 2/15/29(4)	4,799	4,982,773
8.375%, 2/15/32(4)	7,402	7,751,915
Permian Resources Operating LLC:
5.875%, 7/1/29(4)	6,257	6,281,333
6.25%, 2/1/33(4)	7,142	7,361,624
7.00%, 1/15/32(4)	8,947	9,384,473

Eaton Vance
Income Fund of Boston
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Energy (continued)
Plains All American Pipeline LP, Series B, 8.223%, (3 mo. SOFR + 4.372%)(7)(9)	$14,124	$ 14,105,877
SM Energy Co.:
7.00%, 8/1/32(4)	8,110	8,135,728
8.625%, 11/1/30(4)	14,601	15,451,742
Sunoco LP:
4.625%, 5/1/30(4)	14,752	14,393,345
5.875%, 3/15/34(4)	9,129	9,157,601
7.25%, 5/1/32(4)	8,228	8,706,680
7.875% to 9/18/30(4)(7)(8)	35,147	36,223,904
Superior Plus LP/Superior General Partner, Inc., 4.50%, 3/15/29(4)	15,356	15,011,496
Transocean International Ltd.:
7.875%, 10/15/32(4)	1,919	2,025,132
8.25%, 5/15/29(4)	9,225	9,404,103
8.75%, 2/15/30(4)	3,403	3,548,861
Venture Global LNG, Inc.:
9.00% to 9/30/29(4)(7)(8)	4,731	4,164,904
9.50%, 2/1/29(4)	11,773	12,544,073
9.875%, 2/1/32(4)	2,554	2,701,930
WBI Operating LLC:
6.25%, 10/15/30(4)	11,148	11,238,243
6.50%, 10/15/33(4)	9,571	9,668,241
Weatherford International Ltd., 6.75%, 10/15/33(4)	6,358	6,588,153
		$ 316,339,918
Environmental — 1.3%
Clean Harbors, Inc.:
5.125%, 7/15/29(4)	$3,483	$ 3,497,751
6.375%, 2/1/31(4)	4,543	4,654,881
GFL Environmental Holdings U.S., Inc., 5.50%, 2/1/34(4)	12,470	12,514,295
GFL Environmental, Inc., 4.75%, 6/15/29(4)	20,581	20,460,463
Reworld Holding Corp., 4.875%, 12/1/29(4)	8,517	8,252,128
Wrangler Holdco Corp., 6.625%, 4/1/32(4)	5,141	5,353,020
		$ 54,732,538
Food & Drug Retail — 1.0%
Albertsons Cos., Inc., 5.625%, 3/31/32(4)(5)	$17,880	$ 17,871,091
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.875%, 2/15/30(4)	12,684	12,521,106
Ingles Markets, Inc., 4.00%, 6/15/31(4)	12,222	11,576,235
		$ 41,968,432
Security	Principal Amount* (000's omitted)	Value
Food, Beverage & Tobacco — 3.3%
BellRing Brands, Inc., 7.00%, 3/15/30(4)	$11,564	$ 11,892,749
Cerdia Finanz GmbH, 9.375%, 10/3/31(4)	8,477	8,665,359
Chobani Holdco II LLC, 9.50% PIK to 4/1/26, 10/1/29(4)	20,376	21,767,727
Chobani LLC/Chobani Finance Corp., Inc.:
4.625%, 11/15/28(4)	9,595	9,556,502
7.625%, 7/1/29(4)	16,938	17,637,539
Performance Food Group, Inc.:
4.25%, 8/1/29(4)	18,890	18,509,786
6.125%, 9/15/32(4)	7,191	7,394,562
Pilgrim's Pride Corp., 3.50%, 3/1/32	15,912	14,718,777
Post Holdings, Inc., 6.25%, 2/15/32(4)	8,577	8,817,628
Primo Water Holdings, Inc./Triton Water Holdings, Inc., 6.25%, 4/1/29(4)	12,839	12,859,773
U.S. Foods, Inc., 4.75%, 2/15/29(4)	12,648	12,638,713
		$ 144,459,115
Gaming — 3.0%
Allwyn Entertainment Financing U.K. PLC, 7.875%, 4/30/29(4)	$15,177	$ 15,809,709
Brightstar Lottery PLC, 5.25%, 1/15/29(4)	4,545	4,540,029
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33(4)	6,200	6,166,460
Caesars Entertainment, Inc.:
6.00%, 10/15/32(4)	3,943	3,838,842
6.50%, 2/15/32(4)	7,651	7,827,088
7.00%, 2/15/30(4)	5,132	5,301,818
Churchill Downs, Inc., 5.75%, 4/1/30(4)	12,274	12,346,306
Flutter Treasury DAC, 5.875%, 6/4/31(4)	11,333	11,485,807
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/1/29(4)	12,086	12,498,313
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 4/15/30(4)	12,895	13,454,063
Rivers Enterprise Lender LLC/Rivers Enterprise Lender Corp., 6.25%, 10/15/30(4)	9,516	9,664,763
Voyager Parent LLC, 9.25%, 7/1/32(4)	23,079	24,529,515
		$ 127,462,713
Healthcare — 8.8%
1261229 BC Ltd., 10.00%, 4/15/32(4)	$20,707	$ 21,271,514
Amneal Pharmaceuticals LLC, 6.875%, 8/1/32(4)	5,642	5,947,904
athenahealth Group, Inc., 6.50%, 2/15/30(4)	32,346	31,399,200
CHS/Community Health Systems, Inc.:
4.75%, 2/15/31(4)	7,275	6,531,360
6.875%, 4/15/29(4)	4,482	4,125,233
Fortrea Holdings, Inc., 7.50%, 7/1/30(4)	11,296	11,506,015

Eaton Vance
Income Fund of Boston
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Healthcare (continued)
Global Medical Response, Inc., 7.375%, 10/1/32(4)	$13,697	$ 14,172,491
HealthEquity, Inc., 4.50%, 10/1/29(4)	16,347	15,954,796
IQVIA, Inc.:
5.00%, 5/15/27(4)	7,885	7,891,637
6.25%, 6/1/32(4)	16,451	17,112,330
6.50%, 5/15/30(4)	6,103	6,326,400
LifePoint Health, Inc.:
5.375%, 1/15/29(4)	19,172	18,632,820
10.00%, 6/1/32(4)	2,794	2,951,218
Medline Borrower LP, 5.25%, 10/1/29(4)	36,142	36,227,584
Molina Healthcare, Inc.:
3.875%, 11/15/30(4)	14,284	13,185,815
6.25%, 1/15/33(4)	4,852	4,889,530
National Mentor Holdings, Inc., 10.50%, 12/15/30(4)	9,186	9,500,292
Option Care Health, Inc., 4.375%, 10/31/29(4)	15,097	14,786,023
P&L Development LLC/PLD Finance Corp., 12.00%, (12.00% cash or 9.00% cash and 3.50% PIK), 5/15/29(4)(6)	6,009	6,141,224
Perrigo Finance Unlimited Co.:
4.90%, 12/15/44	4,366	3,445,062
5.15%, 6/15/30	12,965	12,584,831
Prestige Brands, Inc., 3.75%, 4/1/31(4)	5,767	5,395,406
Surgery Center Holdings, Inc., 7.25%, 4/15/32(4)	8,655	8,724,783
Team Health Holdings, Inc.:
8.375%, 6/30/28(4)	7,232	7,326,088
13.50%, (9.00% cash and 4.50% PIK), 6/30/28(4)	13,096	13,854,663
TEAM Services Holding, Inc., 9.00%, 2/15/33(4)(5)	1,745	1,745,000
Tenet Healthcare Corp.:
4.375%, 1/15/30	1,802	1,771,641
5.125%, 11/1/27	9,209	9,215,980
5.50%, 11/15/32(4)	7,910	7,995,154
6.00%, 11/15/33(4)	4,110	4,231,253
6.125%, 10/1/28	8,002	8,014,763
Teva Pharmaceutical Finance Netherlands III BV:
4.10%, 10/1/46	28,058	21,486,742
6.00%, 12/1/32	8,211	8,601,318
U.S. Acute Care Solutions LLC, 9.75%, 5/15/29(4)	16,449	16,541,592
		$ 379,487,662
Homebuilders & Real Estate — 2.8%
Artera Services LLC, 8.50%, 2/15/31(4)	$11,460	$ 9,322,618
Ashton Woods USA LLC/Ashton Woods Finance Co.:
4.625%, 8/1/29(4)	5,413	5,189,212
Security	Principal Amount* (000's omitted)	Value
Homebuilders & Real Estate (continued)
Ashton Woods USA LLC/Ashton Woods Finance Co.: (continued)
4.625%, 4/1/30(4)	$8,154	$ 7,723,218
Cushman & Wakefield U.S. Borrower LLC:
6.75%, 5/15/28(4)	9,577	9,642,727
8.875%, 9/1/31(4)	6,664	7,106,076
Greystar Real Estate Partners LLC, 7.75%, 9/1/30(4)	15,804	16,689,056
K Hovnanian Enterprises, Inc.:
8.00%, 4/1/31(4)	5,069	5,196,359
8.375%, 10/1/33(4)	6,258	6,400,432
M/I Homes, Inc.:
3.95%, 2/15/30	3,269	3,148,793
4.95%, 2/1/28	5,184	5,174,572
New Home Co., Inc., 8.50%, 11/1/30(4)	13,766	14,356,534
Outfront Media Capital LLC/Outfront Media Capital Corp.:
4.25%, 1/15/29(4)	4,222	4,123,205
4.625%, 3/15/30(4)	11,583	11,316,579
Taylor Morrison Communities, Inc., 5.75%, 11/15/32(4)	4,464	4,584,238
TopBuild Corp., 4.125%, 2/15/32(4)	12,756	12,137,477
		$ 122,111,096
Insurance — 2.1%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer:
6.50%, 10/1/31(4)	$6,365	$ 6,550,222
6.75%, 10/15/27(4)	24,329	24,412,522
7.00%, 1/15/31(4)	5,784	6,000,333
7.375%, 10/1/32(4)	1,906	1,975,506
Asurion LLC & Asurion Co-Issuer, Inc.:
8.00%, 12/31/32(4)	21,275	22,242,044
8.375%, 2/1/34(4)	5,840	5,909,496
Panther Escrow Issuer LLC, 7.125%, 6/1/31(4)	12,320	12,696,327
Ryan Specialty LLC, 5.875%, 8/1/32(4)	10,496	10,676,099
		$ 90,462,549
Leisure — 1.5%
Carnival Corp., 5.75%, 8/1/32(4)	$10,098	$ 10,383,511
Motion Bondco DAC, 6.625%, 11/15/27(4)	5,665	5,380,484
Motion Finco SARL, 8.375%, 2/15/32(4)	3,632	3,132,568
NCL Corp. Ltd.:
6.75%, 2/1/32(4)	11,062	11,342,045
7.75%, 2/15/29(4)	10,873	11,624,977
NCL Finance Ltd., 6.125%, 3/15/28(4)	7,649	7,866,163

Eaton Vance
Income Fund of Boston
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Leisure (continued)
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(4)	$10,466	$ 10,478,700
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/29(4)	3,341	3,342,727
		$ 63,551,175
Metals & Mining — 2.1%
Arsenal AIC Parent LLC, 11.50%, 10/1/31(4)	$15,048	$ 16,600,412
Constellium SE, 3.75%, 4/15/29(4)	12,070	11,690,045
Eldorado Gold Corp., 6.25%, 9/1/29(4)	10,240	10,299,474
First Quantum Minerals Ltd.:
7.25%, 2/15/34(4)	4,269	4,488,141
8.00%, 3/1/33(4)	5,695	6,118,200
9.375%, 3/1/29(4)	11,878	12,475,867
Hudbay Minerals, Inc.:
4.50%, 4/1/26(4)	7,083	7,080,444
6.125%, 4/1/29(4)	4,297	4,339,738
Novelis Corp.:
3.875%, 8/15/31(4)	5,195	4,757,646
4.75%, 1/30/30(4)	3,916	3,797,737
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(4)	10,952	10,798,629
		$ 92,446,333
Publishing & Printing — 0.8%
Cimpress PLC, 7.375%, 9/15/32(4)	$7,922	$ 8,144,429
McGraw-Hill Education, Inc.:
5.75%, 8/1/28(4)	7,015	7,050,440
7.375%, 9/1/31(4)	5,601	5,892,017
8.00%, 8/1/29(4)	14,238	14,408,984
		$ 35,495,870
Railroad — 0.3%
Watco Cos. LLC/Watco Finance Corp., 7.125%, 8/1/32(4)	$10,692	$ 11,214,839
		$ 11,214,839
Restaurant — 1.1%
1011778 BC ULC/New Red Finance, Inc.:
3.875%, 1/15/28(4)	$13,387	$ 13,194,850
4.00%, 10/15/30(4)	16,694	15,937,950
4.375%, 1/15/28(4)	6,044	6,011,974
Yum! Brands, Inc., 3.625%, 3/15/31	12,775	12,085,127
		$ 47,229,901
Security	Principal Amount* (000's omitted)	Value
Services — 5.8%
Adtalem Global Education, Inc., 5.50%, 3/1/28(4)	$12,822	$ 12,802,219
Allied Universal Holdco LLC, 7.875%, 2/15/31(4)	4,623	4,868,056
Allied Universal Holdco LLC/Allied Universal Finance Corp.:
6.00%, 6/1/29(4)	10,664	10,581,565
6.875%, 6/15/30(4)	5,592	5,811,014
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.625%, 6/1/28(4)	9,093	8,991,265
APi Group DE, Inc., 4.75%, 10/15/29(4)	11,484	11,298,915
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.375%, 6/15/32(4)	4,488	4,619,898
Clarivate Science Holdings Corp., 4.875%, 7/1/29(4)	9,083	7,815,193
Herc Holdings, Inc.:
5.75%, 3/15/31(4)	2,410	2,428,533
6.00%, 3/15/34(4)	2,890	2,906,265
7.00%, 6/15/30(4)	8,696	9,132,391
7.25%, 6/15/33(4)	7,457	7,895,405
Imola Merger Corp., 4.75%, 5/15/29(4)	20,684	20,362,817
Korn Ferry, 4.625%, 12/15/27(4)	10,123	10,099,117
LBM Acquisition LLC:
6.25%, 1/15/29(4)	5,952	5,502,401
9.50%, 6/15/31(4)	15,074	15,893,558
NESCO Holdings II, Inc., 5.50%, 4/15/29(4)	11,265	11,107,460
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(4)	8,814	8,791,442
Synergy Infrastructure Holdings LLC, 7.875%, 12/1/30(4)	10,943	11,442,406
VT Topco, Inc., 8.50%, 8/15/30(4)	12,056	12,362,464
WESCO Distribution, Inc.:
6.375%, 3/15/29(4)	6,297	6,500,217
6.375%, 3/15/33(4)	7,727	8,050,491
6.625%, 3/15/32(4)	6,341	6,633,605
7.25%, 6/15/28(4)	6,255	6,333,994
White Cap Supply Holdings LLC, 7.375%, 11/15/30(4)	13,316	13,839,292
Windsor Holdings III LLC, 8.50%, 6/15/30(4)	23,019	24,284,769
		$ 250,354,752
Steel — 1.1%
ATI, Inc., 5.875%, 12/1/27	$1,939	$ 1,948,293
Cleveland-Cliffs, Inc.:
7.375%, 5/1/33(4)	10,057	10,501,027
7.50%, 9/15/31(4)	8,642	9,125,252
7.625%, 1/15/34(4)	6,033	6,322,686

Eaton Vance
Income Fund of Boston
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Steel (continued)
Commercial Metals Co.:
5.75%, 11/15/33(4)	$6,075	$ 6,179,289
6.00%, 12/15/35(4)	6,075	6,209,739
TMS International Corp., 6.25%, 4/15/29(4)	9,457	9,254,431
		$ 49,540,717
Super Retail — 4.8%
Asbury Automotive Group, Inc.:
4.625%, 11/15/29(4)	$4,090	$ 4,029,817
4.75%, 3/1/30	6,614	6,514,726
5.00%, 2/15/32(4)	1,710	1,662,721
Bath & Body Works, Inc.:
6.75%, 7/1/36	3,049	3,045,196
6.875%, 11/1/35	1,317	1,333,256
Beach Acquisition Bidco LLC, 10.00%, (10.00% cash or 10.75% PIK), 7/15/33(4)(6)	57,028	62,782,001
Champ Acquisition Corp., 8.375%, 12/1/31(4)	10,284	10,990,655
Cougar JV Subsidiary LLC, 8.00%, 5/15/32(4)	12,824	13,713,178
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(4)	2,679	2,664,453
Group 1 Automotive, Inc.:
4.00%, 8/15/28(4)	8,245	8,067,223
6.375%, 1/15/30(4)	3,465	3,563,392
Ken Garff Automotive LLC, 4.875%, 9/15/28(4)	5,685	5,652,193
LCM Investments Holdings II LLC:
4.875%, 5/1/29(4)	10,883	10,729,926
8.25%, 8/1/31(4)	1,936	2,040,616
Lithia Motors, Inc.:
3.875%, 6/1/29(4)	5,140	4,975,032
4.375%, 1/15/31(4)	7,686	7,402,925
4.625%, 12/15/27(4)	3,039	3,035,446
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(4)	25,333	25,300,505
Men's Wearhouse LLC, 9.00%, 2/1/31(4)	4,270	4,444,970
PetSmart LLC/PetSmart Finance Corp.:
7.50%, 9/15/32(4)	5,239	5,375,586
10.00%, 9/15/33(4)	4,282	4,459,330
Sonic Automotive, Inc.:
4.625%, 11/15/29(4)	9,120	8,970,771
4.875%, 11/15/31(4)	7,407	7,145,957
		$ 207,899,875
Technology — 2.6%
Ciena Corp., 4.00%, 1/31/30(4)	$4,405	$ 4,251,309
Cipher Compute LLC, 7.125%, 11/15/30(4)	6,225	6,422,090
Security	Principal Amount* (000's omitted)	Value
Technology (continued)
Cloud Software Group, Inc.:
6.50%, 3/31/29(4)	$7,214	$ 7,176,361
9.00%, 9/30/29(4)	20,365	20,588,023
Fair Isaac Corp., 4.00%, 6/15/28(4)	10,331	10,167,090
Insight Enterprises, Inc., 6.625%, 5/15/32(4)	9,791	10,031,477
ON Semiconductor Corp., 3.875%, 9/1/28(4)	11,210	11,009,950
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(4)	6,224	7,039,672
Sensata Technologies, Inc.:
3.75%, 2/15/31(4)	12,115	11,373,499
6.625%, 7/15/32(4)	3,317	3,467,797
VM Consolidated, Inc., 5.50%, 4/15/29(4)	12,732	12,531,968
WULF Compute LLC, 7.75%, 10/15/30(4)	7,547	7,878,691
		$ 111,937,927
Telecommunications — 3.2%
Altice Financing SA:
5.00%, 1/15/28(4)	$6,465	$ 4,699,460
5.75%, 8/15/29(4)	4,159	2,996,243
EchoStar Corp., 10.75%, 11/30/29	14,064	15,424,903
Iliad Holding SAS:
7.00%, 4/15/32(4)	6,812	6,990,543
8.50%, 4/15/31(4)	5,546	5,942,234
Level 3 Financing, Inc., 7.00%, 3/31/34(4)	3,824	3,964,189
Sable International Finance Ltd., 7.125%, 10/15/32(4)	5,519	5,585,311
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC:
8.625%, 6/15/32(4)	8,668	8,759,312
8.625%, 6/15/32(4)(5)	5,365	5,410,522
Uniti Services LLC, 7.50%, 10/15/33(4)	22,056	22,782,706
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(4)	16,149	14,930,891
Vmed O2 U.K. Financing I PLC:
4.75%, 7/15/31(4)	14,139	12,930,080
6.75%, 1/15/33(4)	7,042	6,875,880
7.75%, 4/15/32(4)	3,746	3,857,050
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(4)	1,706	1,788,127
Zegona Finance PLC, 8.625%, 7/15/29(4)	15,114	15,979,624
		$ 138,917,075
Transport Excluding Air & Rail — 0.3%
Seaspan Corp., 5.50%, 8/1/29(4)	$14,332	$ 13,643,590
		$ 13,643,590

Eaton Vance
Income Fund of Boston
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000's omitted)	Value
Utility — 5.2%
Alpha Generation LLC, 6.75%, 10/15/32(4)	$21,092	$ 21,880,356
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.375%, 2/15/32(4)	12,445	12,423,771
Calpine Corp., 5.125%, 3/15/28(4)	9,075	9,075,233
Constellation Energy Generation LLC, 5.00%, 2/1/31(4)	9,190	9,320,578
Ferrellgas LP/Ferrellgas Finance Corp.:
5.875%, 4/1/29(4)	8,148	7,842,615
9.25%, 1/15/31(4)	4,812	4,977,879
Leeward Renewable Energy Operations LLC, 4.25%, 7/1/29(4)	6,518	6,322,361
NRG Energy, Inc.:
3.625%, 2/15/31(4)	8,577	8,016,977
5.25%, 6/15/29(4)	3,866	3,879,334
5.75%, 1/15/34(4)	12,443	12,531,370
6.00%, 2/1/33(4)	9,012	9,189,203
6.00%, 1/15/36(4)	7,680	7,763,766
6.25%, 11/1/34(4)	6,002	6,164,672
10.25% to 3/15/28(4)(7)(8)	12,026	13,249,176
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.50%, 8/15/28(4)	8,420	8,362,181
TerraForm Power Operating LLC:
4.75%, 1/15/30(4)	3,915	3,800,978
5.00%, 1/31/28(4)	10,811	10,842,946
TransAlta Corp., 5.875%, 2/1/34	9,345	9,357,102
Vistra Operations Co. LLC:
4.375%, 5/1/29(4)	7,380	7,291,082
5.00%, 7/31/27(4)	17,035	17,057,272
6.875%, 4/15/32(4)	10,147	10,667,034
XPLR Infrastructure Operating Partners LP:
7.75%, 4/15/34(4)	9,155	9,336,415
8.375%, 1/15/31(4)	9,557	10,044,162
8.625%, 3/15/33(4)	5,988	6,284,937
		$ 225,681,400
Total Corporate Bonds (identified cost $3,606,385,604)		$3,676,593,565

Preferred Stocks — 0.4%
Security	Principal Amount	Value
Insurance — 0.4%
AH Parent, Inc. (Alliant), Series A, 10.00% cash or 10.50% PIK(3)(6)	$16,273,240	$ 16,618,119
Total Preferred Stocks (identified cost $16,035,790)		$ 16,618,119

Senior Floating-Rate Loans — 9.7%(10)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace — 0.1%
TransDigm, Inc., Term Loan, 5.922%, (1 mo. USD Term SOFR + 2.25%), 3/22/30		3,245	$ 3,245,930
			$ 3,245,930
Automotive & Auto Parts — 1.6%
ABC Technologies, Inc., Term Loan, 11.922%, (1 mo. USD Term SOFR + 8.25%, 3 mo. USD Term SOFR + 8.25%), 8/22/31		39,501	$ 37,747,434
Clarios Global LP:
Term Loan, 4.954%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	11,065	13,220,230
Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 5/6/30		11,019	11,028,097
Crash Champions LLC, Term Loan, 8.572%, (3 mo. USD Term SOFR + 4.75%), 2/23/29		5,441	5,082,483
			$ 67,078,244
Building Materials — 0.7%
Associated Materials, Inc., Term Loan, 9.672%, (1 mo. USD Term SOFR + 6.00%), 3/8/29		17,134	$ 15,073,482
CP Atlas Buyer, Inc., Term Loan, 8.922%, (1 mo. USD Term SOFR + 5.25%), 7/8/30		10,582	10,431,307
Park River Holdings, Inc., Term Loan, 8.161%, (3 mo. USD Term SOFR + 4.50%), 3/15/31		5,450	5,461,936
			$ 30,966,725
Cable & Satellite TV — 0.3%
E.W. Scripps Co.:
Term Loan, 7.14%, (1 mo. USD Term SOFR + 3.35%), 11/30/29		10,141	$ 9,761,060
Term Loan, 9.54%, (1 mo. USD Term SOFR + 5.75%), 6/30/28		4,448	4,505,331
			$ 14,266,391

Eaton Vance
Income Fund of Boston
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Capital Goods — 0.4%
EMRLD Borrower LP:
Term Loan, 6.072%, (3 mo. USD Term SOFR + 2.25%), 5/31/30	10,792	$ 10,794,300
Term Loan, 6.122%, (6 mo. USD Term SOFR + 2.25%), 8/4/31	4,883	4,882,713
		$ 15,677,013
Consumer Products — 0.3%
Petco Health & Wellness Co., Inc., Term Loan, 7.184%, (3 mo. USD Term SOFR + 3.25%), 3/3/28	12,096	$ 12,093,364
		$ 12,093,364
Energy — 0.5%
New Generation Gas Gathering LLC, Term Loan, 9.417%, (3 mo. USD Term SOFR + 5.75%), 9/30/29	23,507	$ 23,051,008
		$ 23,051,008
Gaming — 0.9%
Peninsula Pacific Entertainment LLC:
Term Loan, 8.422%, (3 mo. USD Term SOFR + 4.75%), 10/1/32	9,878	$ 9,951,958
Term Loan, 13.00%, 12/24/29(1)(11)	13,280	13,279,742
Term Loan, 10/1/32(12)	2,315	2,332,490
Spectacle Gary Holdings LLC, Term Loan, 8.086%, (3 mo. USD Term SOFR + 4.25%), 12/11/28	13,513	13,107,620
		$ 38,671,810
Healthcare — 1.1%
Bausch Health Cos., Inc., Term Loan, 9.922%, (1 mo. USD Term SOFR + 6.25%), 10/8/30	29,270	$ 28,611,091
Endo Luxembourg Finance Co. I SARL, Term Loan, 7.422%, (1 mo. USD Term SOFR + 3.75%), 4/23/31	8,601	8,616,805
LifePoint Health, Inc., Term Loan, 7.422%, (3 mo. USD Term SOFR + 3.75%), 5/19/31	8,038	8,046,925
		$ 45,274,821
Homebuilders & Real Estate — 0.2%
Signal Parent, Inc., Term Loan, 7.267%, (3 mo. USD Term SOFR + 3.50%), 4/3/28	12,908	$ 9,627,253
		$ 9,627,253
Borrower/Description	Principal Amount* (000's omitted)	Value
Insurance — 0.2%
Truist Insurance Holdings LLC, Term Loan - Second Lien, 8.422%, (3 mo. USD Term SOFR + 4.75%), 5/6/32	10,327	$ 10,404,293
		$ 10,404,293
Leisure — 0.4%
Peloton Interactive, Inc., Term Loan, 9.172%, (1 mo. USD Term SOFR + 5.50%), 5/30/29	17,840	$ 18,079,652
		$ 18,079,652
Restaurant — 0.5%
IRB Holding Corp., Term Loan, 6.172%, (1 mo. USD Term SOFR + 2.50%), 12/16/30	21,747	$ 21,773,857
		$ 21,773,857
Services — 0.5%
LBM Acquisition LLC, Term Loan, 7.521%, (1 mo. USD Term SOFR + 3.75%), 6/6/31	11,230	$ 10,837,849
Specialty Building Products Holdings LLC, Term Loan, 7.522%, (1 mo. USD Term SOFR + 3.75%), 10/16/28	12,532	11,947,998
		$ 22,785,847
Super Retail — 1.2%
Evergreen Acqco 1 LP, Term Loan, 6.701%, (3 mo. USD Term SOFR + 3.00%), 9/17/32	18,249	$ 18,317,461
Mavis Tire Express Services Corp., Term Loan, 6.672%, (1 mo. USD Term SOFR + 3.00%), 5/4/28	9,407	9,420,248
Men's Wearhouse, Inc., Term Loan, 1/28/31(13)	8,762	8,769,316
PetSmart, Inc., Term Loan, 7.671%, (1 mo. USD Term SOFR + 4.00%), 8/18/32	16,331	16,345,716
		$ 52,852,741
Technology — 0.5%
Fortress Intermediate 3, Inc., Term Loan, 6.675%, (1 mo. USD Term SOFR + 3.00%), 6/27/31	19,665	$ 19,345,201
		$ 19,345,201
Telecommunications — 0.3%
Lumen Technologies, Inc.:
Term Loan, 6.136%, (1 mo. USD Term SOFR + 2.35%), 4/16/29	4,780	$ 4,775,540

Eaton Vance
Income Fund of Boston
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Telecommunications (continued)
Lumen Technologies, Inc.: (continued)
Term Loan, 6.136%, (1 mo. USD Term SOFR + 2.35%), 4/15/30	7,876	$ 7,869,105
		$ 12,644,645
Total Senior Floating-Rate Loans (identified cost $419,817,823)		$ 417,838,795

Miscellaneous — 0.4%
Security	Principal Amount/ Shares	Value
Diversified Financial Services — 0.0%
ACC Claims Holdings LLC(1)(2)	11,599,560	$ 0
		$ 0
Diversified Media — 0.0%
National CineMedia, Inc., Escrow Certificates(1)(2)	$12,070,000	$ 0
		$ 0
Gaming — 0.4%
PGP Investors, LLC, Membership Interests(1)(2)(3)	71,579	$ 17,425,526
		$ 17,425,526
Paper — 0.0%
Enviva LLC, Escrow Certificates(1)(2)	$9,257,000	$ 0
		$ 0
Services — 0.0%
Hertz Corp., Escrow Certificates(1)(2)	$3,679,000	$ 0
		$ 0
Total Miscellaneous (identified cost $2,862,815)		$ 17,425,526

Short-Term Investments — 2.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.61%(14)	117,771,337	$ 117,771,337
Total Short-Term Investments (identified cost $117,771,337)		$ 117,771,337
Total Investments — 99.5% (identified cost $4,189,521,975)		$4,292,287,438
Less Unfunded Loan Commitments — (0.1)%		$ (2,315,127)
Net Investments — 99.4% (identified cost $4,187,206,848)		$4,289,972,311
Other Assets, Less Liabilities — 0.6%		$ 23,038,788
Net Assets — 100.0%		$4,313,011,099
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
*	In U.S. dollars unless otherwise indicated.
(1)	Security is valued using significant unobservable inputs and is categorized as Level 3 in the fair value hierarchy.
(2)	Non-income producing security.
(3)	Restricted security.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2026, the aggregate value of these securities is $3,416,376,939 or 79.2% of the Fund's net assets.
(5)	When-issued security.
(6)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(7)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(8)	Security converts to variable rate after the indicated fixed-rate coupon period.
(9)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2026.

Eaton Vance
Income Fund of Boston
January 31, 2026
Portfolio of Investments (Unaudited) — continued

(10)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(11)	Fixed-rate loan.
(12)	Unfunded or partially unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion, if any. At January 31, 2026, the total value of unfunded loan commitments is $2,332,490.
(13)	This Senior Loan will settle after January 31, 2026, at which time the interest rate will be determined.
(14)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2026.

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	14,751,505	EUR	12,340,731	Bank of America, N.A.	3/18/26	$93,768	$ —
						$93,768	$—
Abbreviations:
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
Currency Abbreviations:
EUR	– Euro
USD	– United States Dollar

At January 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

Eaton Vance
Income Fund of Boston
January 31, 2026
Portfolio of Investments (Unaudited) — continued

Restricted Securities
At January 31, 2026, the Fund owned the following securities (representing 1.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Principal Amount/ Shares	Cost	Value
Common Stocks
Ascent CNR Corp., Class A	4/25/16, 11/16/16	320,298	$ 18,931	$10,781,230
Enviva LLC	12/6/24	294,626	1,769,236	4,474,632
iFIT Health and Fitness, Inc.	10/6/22	128,520	449,820	0
Total Common Stocks			$2,237,987	$15,255,862
Preferred Stocks
AH Parent, Inc. (Alliant), Series A	9/25/24	$16,273,240	$16,035,790	$16,618,119
Total Preferred Stocks			$16,035,790	$16,618,119
Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15, 4/23/18, 11/30/20, 12/17/21, 7/17/25, 9/5/25	71,579	$ 2,862,815	$17,425,526
Total Miscellaneous			$2,862,815	$17,425,526
Total Restricted Securities			$21,136,592	$49,299,507
Affiliated Investments
At January 31, 2026, the value of the Fund's investment in funds that may be deemed to be affiliated was $117,771,337, which represents 2.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended January 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$162,281,127	$362,652,739	$(407,162,529)	$ —	$ —	$117,771,337	$1,172,293	117,771,337
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance
Income Fund of Boston
January 31, 2026
Portfolio of Investments (Unaudited) — continued

At January 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks	$ 24,324,660	$ 4,499,741	$10,781,230	$ 39,605,631
Convertible Bonds	—	6,434,465	—	6,434,465
Corporate Bonds	—	3,676,593,565	—	3,676,593,565
Preferred Stocks	—	16,618,119	—	16,618,119
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	402,243,926	13,279,742	415,523,668
Miscellaneous	—	—	17,425,526	17,425,526
Short-Term Investments	117,771,337	—	—	117,771,337
Total Investments	$142,095,997	$4,106,389,816	$41,486,498	$4,289,972,311
Forward Foreign Currency Exchange Contracts	$ —	$ 93,768	$ —	$ 93,768
Total	$142,095,997	$4,106,483,584	$41,486,498	$4,290,066,079
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2026 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.